Working capital - Aged analysis of trade receivables net of allowances (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,173	£ 2,152
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	2,083	2,067
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	27	19
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	21	19
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	13	13
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	15	21
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	£ 14	£ 13